October 26, 2004


EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:    John Hancock California Tax-Free Income Fund (the "Trust") on behalf of:
        John Hancock California Tax-Free Income Fund

       File Nos. 33-31675; 811-5979  0000856671
       ------------------------------------------

Ladies and Gentlemen:

Enclosed for filing on behalf of the Fund pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and 485 (a) thereunder, (2) the Investment
Company Act of 1940, as amended (the "1940 Act") and (3) Rule 101(a) of Regulation S-T is Post-Effective Amendment No. 26 (Amendment No. 29 under the 1940 Act) to the Fund's Registration Statement on Form N-1A (the "Amendment"), including the combined Prospectus, Statement of Additional Information (SAI) of the Fund, Part C and exhibits, marked to show changes from the current Registration Statement.

One copy of the filing has been manually signed and is being held with the Trust's records.

The Amendment is being filed pursuant to paragraph (a) of Rule 485 and is intended to become effective on January 1, 2005. The purposes for which the Amendment is being filed include:

(1) reflecting the elimination of the 1% the front end sales charge on Class C shares, which became effective July 15, 2004;

(2) to amend certain fundamental investment restrictions as approved by shareholders on August 25, 2004;

(3) implementing the requirements of the recently adopted amendments to for N-1A regarding disclosure of breakpoints and sales charges, and

(4)  making  certain   nonmaterial   changes  to  the  combined  Prospectus  and
     Statements of Additional Information.

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October 26, 2004
Page Two
To:  Securities and Exchange Commission



Updated financial information will be filed at a later date pursuant to paragraph (b) of Rule 485.

If you have any questions or comments, please call me at (617) 375-1513.


Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary

Enclosures